INVESTMENT PROPERTIES - Changes in investment properties (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Investment Properties:
Balance, beginning of year	$ 3,424,978
Fair value gains(losses), net	245,442	$ 354,707
Amortization of straight- line rent	(5,074)	(4,274)
Amortization of tenant incentives	(5,122)	(5,402)
Balance, end of year	4,457,899	3,424,978
Income-producing properties
Investment Properties:
Balance, beginning of year	3,403,985	2,714,684
Capital expenditures: Maintenance or improvements	3,272	8,164
Capital expenditures: Developments or expansions	3,641	19,986
Acquisitions	951,065	542,998
Leasing commissions	1,079	3,340
Tenant incentives	515	816
Transfers to properties under development		(12,206)
Fair value gains(losses), net	243,351	353,258
Foreign currency translation, net	(180,107)	147,336
Amortization of straight- line rent	5,074	4,274
Amortization of tenant incentives	(5,122)	(5,402)
Other changes	189	(972)
Classified as assets held for sale	(61,120)	(372,291)
Balance, end of year	4,377,623	3,403,985
Income-producing properties | As Restated
Investment Properties:
Balance, beginning of year	3,415,786	2,714,684
Ground leases	11,801
Balance, end of year		3,415,786
Properties under development
Investment Properties:
Balance, beginning of year	17,009
Capital expenditures: Developments or expansions	27,250	287
Acquisitions	8,932
Transfers to properties under development		16,473
Fair value gains(losses), net	(135)
Foreign currency translation, net	(1,746)	249
Balance, end of year	51,310	17,009
Properties under development | As Restated
Investment Properties:
Balance, beginning of year	17,009
Balance, end of year		17,009
Land held for development
Investment Properties:
Balance, beginning of year	3,984	18,884
Capital expenditures: Developments or expansions		66
Acquisitions	24,939	1,232
Transfers to properties under development		(4,267)
Fair value gains(losses), net	557	1,253
Foreign currency translation, net	(514)	196
Classified as assets held for sale		(13,380)
Balance, end of year	28,966	3,984
Land held for development | As Restated
Investment Properties:
Balance, beginning of year	$ 3,984	18,884
Balance, end of year		$ 3,984